NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund (formerly, NVIT	NVIT Emerging Markets Fund
Wells Fargo Discovery Fund)	NVIT Federated High Income Bond Fund
NVIT Amundi Multi Sector Bond Fund	NVIT Government Bond Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Government Money Market Fund
NVIT BlackRock Equity Dividend Fund	NVIT International Equity Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly,	NVIT International Index Fund
NVIT Core Plus Bond Fund)	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Mid Cap Index Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Mid Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Cap Growth Fund
Fund (formerly, NVIT Mellon Dynamic U.S. Equity	NVIT Multi-Manager Small Cap Value Fund
Income Fund)	NVIT Multi-Manager Small Company Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund	NVIT Neuberger Berman Multi Cap Opportunities Fund
(formerly, NVIT Newton Sustainable U.S. Equity	NVIT NS Partners International Focused Growth Fund
Fund)	(formerly, NVIT AllianzGI International Growth Fund)
NVIT Bond Index Fund	NVIT Real Estate Fund
NVIT Columbia Overseas Value Fund	NVIT S&P 500 Index Fund
NVIT Core Bond Fund	NVIT Short Term Bond Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Small Cap Index Fund

Supplement dated December 8, 2022

to the Statement of Additional Information (“SAI”) dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Neuberger Berman Multi Cap Opportunities Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Neuberger Berman Investment Advisers LLC (“Neuberger Berman”) as the subadviser to the NVIT Neuberger Berman Multi Cap Opportunities Fund (the “Fund”) and the appointment of Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) as the Fund’s new subadviser, effective on or about February 21, 2023 (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	All references to, and information regarding, Neuberger Berman in the SAI are deleted in their entirety.

b.	The Fund is renamed the “NVIT Jacobs Levy Large Cap Core Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

c.	The following supplements the table of Funds waiving advisory fees under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” beginning on page 71 of the SAI.

Name of Fund	Amount of Advisory Fee Waiver
NVIT Jacobs Levy Large Cap Core Fund	0.055% per annum

d.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 74 of the SAI:

Fund	Subadviser
NVIT Jacobs Levy Large Cap Core Fund	Jacobs Levy Equity Management, Inc.

e.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of September 30, 2022)
Jacobs Levy Equity Management, Inc.

Bruce I. Jacobs, Ph.D.	NVIT Jacobs Levy Large Cap Core Fund	None

Kenneth N. Levy, CFA	NVIT Jacobs Levy Large Cap Core Fund	None

f.	The information relating to Jacobs Levy in the subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is deleted and replaced with the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of September 30, 2022)
Jacobs Levy Equity Management, Inc.
Bruce I. Jacobs, Ph.D.	Mutual Funds: 14 accounts, $3.02 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 14 accounts, $2.42 billion total assets (1 account, $188.50 million total assets for which the advisory fee is based on performance)
Other Accounts: 92 accounts, $7.48 billion total assets (8 accounts, $3.83 billion total assets for which the advisory fee is based on performance)
Kenneth N. Levy, CFA	Mutual Funds: 14 accounts, $3.02 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 14 accounts, $2.42 billion total assets (1 account, $188.50 million total assets for which the advisory fee is based on performance)
Other Accounts: 92 accounts, $7.48 billion total assets (8 accounts, $3.83 billion total assets for which the advisory fee is based on performance)

3.	Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Jacobs Levy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE